Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash	$ 4,102,887	$ 4,541,013		$ 486,604
Accounts receivable, net	8,918,185	7,109,173		6,560,928
Due from Mullen Technologies, Inc.	1,479,975	480,000
Prepaid expenses and other assets	1,245,783	1,837,972		1,621,144
Total current assets, net	15,746,830	13,968,158		8,668,676
Intangible assets, net	3,078,168	3,595,326		5,678,649
Goodwill	7,681,186	7,681,186		7,681,186
Operating lease right-of-use asset	767,047	801,062		380,986
Other long term assets	1,017,401	780,998		629,651
Total assets	28,290,632	26,826,730		23,039,148
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	8,850,045	7,171,376		6,037,833
Accrued expenses	2,836,955	4,604,097		1,800,344
Deferred revenue	1,126,500	1,607,329		1,401,117
Notes payable (current portion)	1,093,288	1,330,018		909,086
Operating lease liability (current portion)	107,355	140,973		133,727
Due to related party	214,778	216,657		126,662
Total current liabilities	14,228,921	15,070,450		10,408,769
Operating lease liability (net of current portion)	660,622	660,621		247,259
Notes payable (net of current portion)	8,598,754	8,613,587		8,342,461
Total liabilities	23,488,297	24,344,658		18,998,489
STOCKHOLDERS' EQUITY
Series A Convertible Preferred stock ($.0001 par value, 1,000,000 shares authorized, no shares issued and outstanding at December 31, 2020 and December 31, 2019)
Common stock ($.0001 par value, 100,000,000 shares authorized and 4,997,349 and 4,111,082 shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively)	519	499		410
Paid in capital	191,711,341	189,700,103		185,297,069
Accumulated other comprehensive loss	(2,240,828)	(2,259,410)		(2,274,187)
Accumulated deficit	(184,387,504)	(184,692,067)		(178,750,634)
Non-controlling interest	(281,193)	(267,053)		(231,999)
Total stockholders' equity	4,802,335	2,482,072	$ 2,834,927	4,040,659	$ 8,596,466
Total liabilities and stockholders' equity	$ 28,290,632	$ 26,826,730		$ 23,039,148